UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2021

Date of reporting period:	05/31/2021

Item 1 – Reports to Stockholders

PGIM JENNISON FINANCIAL SERVICES FUND

SEMIANNUAL REPORT

MAY 31, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of May 31, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Financial Services Fund informative and useful. The report covers performance for the six-month period ended May 31, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Financial Services Fund

July 15, 2021

PGIM Jennison Financial Services Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 5/31/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	32.27	54.92	14.00	7.33	—
Class C	31.71	61.77	14.48	7.18	—
Class R	32.07	63.67	15.02	N/A	9.64 (2/3/12)
Class Z	32.41	64.35	15.65	8.27	—
Class R6	32.40	64.42	N/A	N/A	11.49 (1/26/18)
S&P Composite 1500 Financials Index
	37.51	66.18	16.53	13.55	—
S&P Composite 1500 Index
	17.92	42.00	16.96	14.20	—

Average Annual Total Returns as of 5/31/21 Since Inception (%)
	Class R (2/3/12)	Class R6 (1/26/18)
S&P Composite 1500 Financials Index	15.76	9.71
S&P Composite 1500 Index	15.47	14.62

* Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

S&P Composite 1500 Financials Index*—The S&P Composite 1500 Financials Index is an unmanaged index that comprises those companies included in the S&P Composite 1500, an index that combines the S&P 500 Index, the S&P MidCap 400 Index, and the S&P SmallCap 600 Index, that are classified as members of the GICS financials sector.

S&P Composite 1500 Index*—The S&P Composite 1500 Index is an unmanaged index of the stocks of 1,500 US companies, with market capitalizations ranging from small to large. The S&P Composite 1500 Index is a combination of three leading US stock indices: the S&P 500 Index (which measures the performance of US large cap stocks), the S&P MidCap 400 Index (which measures the performance of US mid cap stocks) and the S&P 600 Index (which measures the performance of US small cap stocks) and gives an indication of how the broad US stock market has performed.

* The S&P Composite 1500 Financials Index and the S&P Composite 1500 Index are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Financial Services Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 5/31/21

Ten Largest Holdings	Line of Business	% of Net Assets
JPMorgan Chase & Co.	Diversified Banks	8.6%
Goldman Sachs Group, Inc. (The)	Investment Banking & Brokerage	6.8%
Bank of America Corp.	Diversified Banks	5.7%
Citigroup, Inc.	Diversified Banks	5.5%
Chubb Ltd.	Property & Casualty Insurance	4.8%
PNC Financial Services Group, Inc. (The)	Regional Banks	4.2%
Marsh & McLennan Cos., Inc.	Insurance Brokers	4.1%
KKR & Co., Inc.	Asset Management & Custody Banks	4.0%
Truist Financial Corp.	Regional Banks	3.9%
MetLife, Inc.	Life & Health Insurance	3.9%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Financial Services Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Financial Services Fund		Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,322.70	1.30%	$7.53
	Hypothetical	$1,000.00	$1,018.45	1.30%	$6.54
Class C	Actual	$1,000.00	$1,317.10	2.07%	$11.96
	Hypothetical	$1,000.00	$1,014.61	2.07%	$10.40
Class R	Actual	$1,000.00	$1,320.70	1.58%	$9.14
	Hypothetical	$1,000.00	$1,017.05	1.58%	$7.95
Class Z	Actual	$1,000.00	$1,324.10	1.01%	$5.85
	Hypothetical	$1,000.00	$1,019.90	1.01%	$5.09
Class R6	Actual	$1,000.00	$1,324.00	1.00%	$5.79
	Hypothetical	$1,000.00	$1,019.95	1.00%	$5.04

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2021, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Schedule of Investments (unaudited)

as of May 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 99.3%

COMMON STOCKS

Asset Management & Custody Banks 11.2%
Ares Management Corp. (Class A Stock)	31,191	$1,721,120
Blackstone Group, Inc. (The)	30,470	2,823,655
Brightsphere Investment Group, Inc.	167,734	3,735,436
Focus Financial Partners, Inc. (Class A Stock)*	80,536	4,082,370
KKR & Co., Inc.	122,386	6,815,676

		19,178,257

Consumer Finance 5.0%
Capital One Financial Corp.	36,253	5,828,757
SLM Corp.	140,652	2,848,203

		8,676,960

Data Processing & Outsourced Services 14.2%
Adyen NV (Netherlands), 144A*	2,126	4,927,157
Afterpay Ltd. (Australia)*	65,847	4,774,786
Mastercard, Inc. (Class A Stock)	13,760	4,961,581
PayPal Holdings, Inc.*	5,758	1,497,195
Square, Inc. (Class A Stock)*	12,682	2,821,999
Visa, Inc. (Class A Stock)	23,581	5,359,961

		24,342,679

Diversified Banks 19.8%
Bank of America Corp.	229,260	9,718,331
Citigroup, Inc.	120,075	9,451,103
JPMorgan Chase & Co.	90,344	14,838,099

		34,007,533

Financial Exchanges & Data 5.2%
Moody’s Corp.	17,445	5,850,181
S&P Global, Inc.	8,144	3,090,403

		8,940,584

Insurance Brokers 4.1%
Marsh & McLennan Cos., Inc.	50,810	7,029,564

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	9

Schedule of Investments (unaudited) (continued)

as of May 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Investment Banking & Brokerage 7.8%
Goldman Sachs Group, Inc. (The)	31,232	$11,618,929
Houlihan Lokey, Inc.	23,109	1,730,633

		13,349,562

Life & Health Insurance 3.9%
MetLife, Inc.	101,308	6,621,491

Mortgage REITs 1.0%
Starwood Property Trust, Inc.	70,737	1,796,012

Property & Casualty Insurance 7.6%
Axis Capital Holdings Ltd.	89,535	4,802,657
Chubb Ltd.	49,000	8,329,510

		13,132,167

Regional Banks 16.3%
Ameris Bancorp	31,648	1,738,741
BankUnited, Inc.	55,171	2,636,622
Enterprise Financial Services Corp.	14,668	724,746
PacWest Bancorp	79,669	3,598,649
Pinnacle Financial Partners, Inc.	42,135	3,830,914
PNC Financial Services Group, Inc. (The)	37,236	7,249,105
Seacoast Banking Corp. of Florida*	39,691	1,471,345
Truist Financial Corp.	109,692	6,776,772

		28,026,894

Reinsurance 3.2%
RenaissanceRe Holdings Ltd. (Bermuda)	35,505	5,472,031

TOTAL LONG-TERM INVESTMENTS (cost $103,633,655)		170,573,734

SHORT-TERM INVESTMENT 0.7%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,232,983)(wa)	1,232,983	1,232,983

TOTAL INVESTMENTS 100.0% (cost $104,866,638)		171,806,717
Liabilities in excess of other assets (0.0)%		(28,393)

NET ASSETS 100.0%		$171,778,324

See Notes to Financial Statements.

10

Below is a list of the abbreviation(s) used in the semiannual report:

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

LIBOR — London Interbank Offered Rate

REITs — Real Estate Investment Trust

*	Non-income producing security.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Asset Management & Custody Banks	$19,178,257	$—	$—
Consumer Finance	8,676,960	—	—
Data Processing & Outsourced Services	14,640,736	9,701,943	—
Diversified Banks	34,007,533	—	—
Financial Exchanges & Data	8,940,584	—	—
Insurance Brokers	7,029,564	—	—
Investment Banking & Brokerage	13,349,562	—	—
Life & Health Insurance	6,621,491	—	—
Mortgage REITs	1,796,012	—	—
Property & Casualty Insurance	13,132,167	—	—
Regional Banks	28,026,894	—	—
Reinsurance	5,472,031	—	—
Short-Term Investment
Affiliated Mutual Fund	1,232,983	—	—

Total	$162,104,774	$9,701,943	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2021 were as follows:

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	11

Schedule of Investments (unaudited) (continued)

as of May 31, 2021

Sector Classification (continued):

Diversified Banks	19.8%
Regional Banks	16.3
Data Processing & Outsourced Services	14.2
Asset Management & Custody Banks	11.2
Investment Banking & Brokerage	7.8
Property & Casualty Insurance	7.6
Financial Exchanges & Data	5.2
Consumer Finance	5.0
Insurance Brokers	4.1
Life & Health Insurance	3.9
Reinsurance	3.2

Mortgage REITs	1.0%
Affiliated Mutual Fund	0.7

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

12

Statement of Assets and Liabilities (unaudited)

as of May 31, 2021

Assets

Investments at value:
Unaffiliated investments (cost $103,633,655)	$170,573,734
Affiliated investments (cost $1,232,983)	1,232,983
Dividends receivable	179,410
Receivable for Fund shares sold	103,658
Tax reclaim receivable	42,142
Prepaid expenses	1,119

Total Assets	172,133,046

Liabilities

Payable for Fund shares purchased	152,424
Management fee payable	107,768
Distribution fee payable	42,382
Accrued expenses and other liabilities	40,648
Affiliated transfer agent fee payable	9,428
Directors’ fees payable	2,072

Total Liabilities	354,722

Net Assets	$171,778,324

Net assets were comprised of:
Common stock, at par	$79,384
Paid-in capital in excess of par	94,722,103
Total distributable earnings (loss)	76,976,837

Net assets, May 31, 2021	$171,778,324

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	13

Statement of Assets and Liabilities (unaudited)

as of May 31, 2021

Class A
Net asset value and redemption price per share, ($104,092,698 ÷ 4,801,170 shares of common stock issued and outstanding)	$21.68
Maximum sales charge (5.50% of offering price)	1.26

Maximum offering price to public	$22.94

Class C
Net asset value, offering price and redemption price per share, ($13,234,332 ÷ 689,637 shares of common stock issued and outstanding)	$19.19

Class R
Net asset value, offering price and redemption price per share, ($11,280,061 ÷ 521,369 shares of common stock issued and outstanding)	$21.64

Class Z
Net asset value, offering price and redemption price per share, ($34,931,951 ÷ 1,558,721 shares of common stock issued and outstanding)	$22.41

Class R6
Net asset value, offering price and redemption price per share, ($8,239,282 ÷ 367,488 shares of common stock issued and outstanding)	$22.42

See Notes to Financial Statements.

14

Statement of Operations (unaudited)

Six Months Ended May 31, 2021

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $4,158 foreign withholding tax)	$1,253,459
Affiliated dividend income	1,010
Affiliated income from securities lending, net	195

Total income	1,254,664

Expenses
Management fee	569,105
Distribution fee(a)	240,506
Transfer agent’s fees and expenses (including affiliated expense of $28,436)(a)	92,145
Registration fees(a)	32,233
Custodian and accounting fees	28,197
Audit fee	11,867
Shareholders’ reports	9,675
Legal fees and expenses	9,186
Directors’ fees	6,162
Miscellaneous	14,979

Total expenses	1,014,055
Less: Fee waiver and/or expense reimbursement(a)	(5,491)
Distribution fee waiver(a)	(13,045)

Net expenses	995,519

Net investment income (loss)	259,145

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $360)	10,631,917
Foreign currency transactions	3,640

10,635,557

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(421))	30,068,596
Foreign currencies	1,226

30,069,822

Net gain (loss) on investment and foreign currency transactions	40,705,379

Net Increase (Decrease) In Net Assets Resulting From Operations	$40,964,524

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	136,429	64,941	39,136	—	—
Transfer agent’s fees and expenses	57,483	7,284	7,044	20,271	63
Registration fees	6,490	6,504	4,508	8,998	5,733
Fee waiver and/or expense reimbursement	—	—	—	—	(5,491)
Distribution fee waiver	—	—	(13,045)	—	—

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	15

Statements of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2021	Year Ended November 30, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$259,145	$601,344
Net realized gain (loss) on investment and foreign currency transactions	10,635,557	4,238,741
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	30,069,822	(3,475,144)

Net increase (decrease) in net assets resulting from operations	40,964,524	1,364,941

Dividends and Distributions
Distributions from distributable earnings
Class A	(332,141)	(433,968)
Class C	—	(3,647)
Class R	(20,326)	(31,119)
Class Z	(195,616)	(329,739)
Class R6	(389)	(93)

	(548,472)	(798,566)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	21,780,671	18,058,123
Net asset value of shares issued in reinvestment of dividends and distributions	533,186	775,752
Cost of shares purchased	(15,503,338)	(49,756,382)

Net increase (decrease) in net assets from Fund share transactions	6,810,519	(30,922,507)

Total increase (decrease)	47,226,571	(30,356,132)

Net Assets:
Beginning of period	124,551,753	154,907,885

End of period	$171,778,324	$124,551,753

See Notes to Financial Statements.

16

Notes to Financial Statements (unaudited)

1.    Organization

Prudential Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company currently consists of three series: PGIM Jennison Health Sciences Fund, which is a diversified fund for purposes of the 1940 Act, and PGIM Jennison Financial Services Fund and PGIM Jennison Utility Fund, each of which are non-diversified funds for purposes of the 1940 Act and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM Jennison Financial Services Fund (the “Fund”).

The investment objective of the Fund is long-term capital appreciation.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur

PGIM Jennison Financial Services Fund	17

Notes to Financial Statements (unaudited) (continued)

when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

18

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such

PGIM Jennison Financial Services Fund	19

Notes to Financial Statements (unaudited) (continued)

mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are

20

calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets up to $1 billion and 0.70% of average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.75% for the reporting period ended May 31, 2021.

PGIM Jennison Financial Services Fund	21

Notes to Financial Statements (unaudited) (continued)

The Manager has contractually agreed, through March 31, 2022, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 1.00% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 0.75% of the average daily net assets of the Class A, Class C and Class R shares, respectively. PIMS has contractually agreed through March 31, 2022 to limit such fees to 0.50% of the average daily net assets of the Class R shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

For the reporting period ended May 31, 2021, PIMS received $84,831 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended May 31, 2021, PIMS received $265 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

22

4.     Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended May 31, 2021, no 17a-7 transactions were entered into by the Fund.

5.     Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended May 31, 2021, were $37,192,662 and $31,691,482, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended May 31, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$272,925	$18,750,242	$17,790,184	$—	$—	$1,232,983	1,232,983	$1,010

PGIM Institutional Money Market Fund (1)(b)(wa)
1,412,796	5,654,115	7,066,850	(421)	360	—	—	195	(2)

$1,685,721	$24,404,357	$24,857,034	$(421)	$360	$1,232,983		$1,205

(1)	The Fund did not have any capital gain distributions during the reporting period.

PGIM Jennison Financial Services Fund	23

Notes to Financial Statements (unaudited) (continued)

(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.     Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2021 were as follows:

Tax Basis	$105,144,435

Gross Unrealized Appreciation	67,370,706
Gross Unrealized Depreciation	(708,424)

Net Unrealized Appreciation	$66,662,282

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of November 30, 2020 of approximately $570,000 which can be carried forward for an unlimited period. The Fund utilized approximately $4,116,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended November 30, 2020. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended November 30, 2020 are subject to such review.

7.     Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a

24

CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The Company is authorized to issue 2 billion shares of common stock, $0.01 par value per share, 400 million of which are designated as shares of the Fund. The shares are currently classified and designated as follows:

Class A	50,000,000
Class B	5,000,000
Class C	40,000,000
Class R	75,000,000
Class Z	90,000,000
Class T	50,000,000
Class R6	90,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of May 31, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	279	0.1%
Class R	52,347	10.0%
Class R6	642	0.2%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	4	54.9%

PGIM Jennison Financial Services Fund	25

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2021:
Shares sold	416,022	$8,166,695
Shares issued in reinvestment of dividends and distributions	18,263	318,681
Shares purchased	(281,790)	(5,430,383)

Net increase (decrease) in shares outstanding before conversion	152,495	3,054,993
Shares issued upon conversion from other share class(es)	137,268	2,704,319
Shares purchased upon conversion into other share class(es)	(25,567)	(484,841)

Net increase (decrease) in shares outstanding	264,196	$5,274,471

Year ended November 30, 2020:
Shares sold	324,049	$4,410,514
Shares issued in reinvestment of dividends and distributions	25,800	419,761
Shares purchased	(1,121,094)	(15,802,630)

Net increase (decrease) in shares outstanding before conversion	(771,245)	(10,972,355)
Shares issued upon conversion from other share class(es)	236,063	3,295,852
Shares purchased upon conversion into other share class(es)	(47,001)	(706,834)

Net increase (decrease) in shares outstanding	(582,183)	$(8,383,337)

Class B
Period ended June 26, 2020*:
Shares sold	2,088	$24,528
Shares purchased	(16,352)	(190,483)

Net increase (decrease) in shares outstanding before conversion	(14,264)	(165,955)
Shares purchased upon conversion into other share class(es)	(137,756)	(1,693,718)

Net increase (decrease) in shares outstanding	(152,020)	$(1,859,673)

Class C
Six months ended May 31, 2021:
Shares sold	155,394	$2,612,347
Shares purchased	(76,126)	(1,362,129)

Net increase (decrease) in shares outstanding before conversion	79,268	1,250,218
Shares purchased upon conversion into other share class(es)	(169,841)	(2,956,113)

Net increase (decrease) in shares outstanding	(90,573)	$(1,705,895)

Year ended November 30, 2020:
Shares sold	71,565	$921,444
Shares issued in reinvestment of dividends and distributions	233	3,374
Shares purchased	(237,688)	(2,930,123)

Net increase (decrease) in shares outstanding before conversion	(165,890)	(2,005,305)
Shares purchased upon conversion into other share class(es)	(147,221)	(1,847,551)

Net increase (decrease) in shares outstanding	(313,111)	$(3,852,856)

26

Class R	Shares	Amount
Six months ended May 31, 2021:
Shares sold	148,582	$2,956,658
Shares issued in reinvestment of dividends and distributions	1,166	20,326
Shares purchased	(181,799)	(3,634,162)

Net increase (decrease) in shares outstanding	(32,051)	$(657,178)

Year ended November 30, 2020:
Shares sold	90,929	$1,211,974
Shares issued in reinvestment of dividends and distributions	1,913	31,119
Shares purchased	(299,655)	(4,176,813)

Net increase (decrease) in shares outstanding	(206,813)	$(2,933,720)

Class Z
Six months ended May 31, 2021:
Shares sold	389,253	$7,693,734
Shares issued in reinvestment of dividends and distributions	10,760	193,790
Shares purchased	(253,157)	(5,042,946)

Net increase (decrease) in shares outstanding before conversion	146,856	2,844,578
Shares issued upon conversion from other share class(es)	39,217	770,577
Shares purchased upon conversion into other share class(es)	(353,393)	(7,876,647)

Net increase (decrease) in shares outstanding	(167,320)	$(4,261,492)

Year ended November 30, 2020:
Shares sold	798,542	$11,489,225
Shares issued in reinvestment of dividends and distributions	19,154	321,405
Shares purchased	(1,804,438)	(26,656,329)

Net increase (decrease) in shares outstanding before conversion	(986,742)	(14,845,699)
Shares issued upon conversion from other share class(es)	63,607	984,733
Shares purchased upon conversion into other share class(es)	(2,224)	(32,482)

Net increase (decrease) in shares outstanding	(925,359)	$(13,893,448)

Class R6
Six months ended May 31, 2021:
Shares sold	16,573	$351,237
Shares issued in reinvestment of dividends and distributions	22	389
Shares purchased	(1,506)	(33,718)

Net increase (decrease) in shares outstanding before conversion	15,089	317,908
Shares issued upon conversion from other share class(es)	351,687	7,842,705

Net increase (decrease) in shares outstanding	366,776	$8,160,613

Year ended November 30, 2020:
Shares sold	28	$438
Shares issued in reinvestment of dividends and distributions	6	93
Shares purchased	— **	(4)

Net increase (decrease) in shares outstanding	34	$527

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.
**	Less than 1 share.

8.     Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of

PGIM Jennison Financial Services Fund	27

Notes to Financial Statements (unaudited) (continued)

temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended May 31, 2021. The average daily balance for the 5 days that the Fund had loans outstanding during the period was approximately $388,200, borrowed at a weighted average interest rate of 1.41%. The maximum loan outstanding amount during the period was $509,000. At May 31, 2021, the Fund did not have an outstanding loan amount.

9.     Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Financial Services Related Companies Risk: The Fund concentrates its investments in securities of financial services related companies. Financial services related companies are subject to extensive government regulation and can be significantly affected by the

28

availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, price competition and other financial services related factors. The profitability of financial services companies, therefore, may be adversely affected under certain circumstances and in certain market cycles. Because financial services companies are vulnerable to these factors and cycles, a large portion of the Fund’s investments may lose value during such periods.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies

PGIM Jennison Financial Services Fund	29

Notes to Financial Statements (unaudited) (continued)

(including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

10.     Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

30

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31, 2021		Year Ended November 30,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.46		$15.93	$13.87	$14.49	$11.55	$12.17
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.07	0.08	0.04	0.17	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.26		0.55	2.07	(0.49)	2.97	(0.58)
Total from investment operations	5.29		0.62	2.15	(0.45)	3.14	(0.40)
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.09)	(0.03)	(0.17)	(0.20)	(0.22)
Distributions from net realized gains	-		-	(0.06)	-	-	-
Total dividends and distributions	(0.07)		(0.09)	(0.09)	(0.17)	(0.20)	(0.22)
Net asset value, end of period	$21.68		$16.46	$15.93	$13.87	$14.49	$11.55
Total Return(b):	32.27%		3.87%	15.76%	(3.14)%	27.56%	(3.28)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$104,093		$74,696	$81,555	$76,836	$83,561	$80,431
Average net assets (000)	$91,203		$69,614	$77,111	$84,872	$82,660	$84,543
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.30	%(e)	1.39%	1.38%	1.33%	1.37%	1.42%
Expenses before waivers and/or expense reimbursement	1.30	%(e)	1.39%	1.38%	1.33%	1.37%	1.42%
Net investment income (loss)	0.36	%(e)	0.48%	0.54%	0.30%	1.29%	1.63%
Portfolio turnover rate(f)	21%		38%	14%	23%	128%	68%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	31

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended May 31, 2021		Year Ended November 30,
			2020		2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.57		$14.13		$12.37	$12.96	$10.36	$10.94
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(b)	(0.03	)(b)	(0.02)	(0.05)	0.07	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.65		0.47		1.84	(0.44)	2.67	(0.52)
Total from investment operations	4.62		0.44		1.82	(0.49)	2.74	(0.43)
Less Dividends and Distributions:
Dividends from net investment income	-		-	(c)	-	(0.10)	(0.14)	(0.15)
Distributions from net realized gains	-		-		(0.06)	-	-	-
Total dividends and distributions	-		-	(c)	(0.06)	(0.10)	(0.14)	(0.15)
Net asset value, end of period	$19.19		$14.57		$14.13	$12.37	$12.96	$10.36
Total Return(d):	31.71%		3.14%		14.99%	(3.81)%	26.68%	(4.00)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,234		$11,366		$15,452	$25,457	$30,600	$30,352
Average net assets (000)	$13,024		$11,917		$19,307	$29,808	$30,591	$33,171
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	2.07	%(g)	2.14%		2.09%	2.02%	2.07%	2.12%
Expenses before waivers and/or expense reimbursement	2.07	%(g)	2.14%		2.09%	2.02%	2.07%	2.12%
Net investment income (loss)	(0.40	)%(g)	(0.26)%		(0.18)%	(0.39)%	0.59%	0.89%
Portfolio turnover rate(h)	21%		38%		14%	23%	128%	68%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class R Shares
	Six Months Ended May 31, 2021		Year Ended November 30,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.42		$15.89	$13.83	$14.47	$11.54	$12.15
Income (loss) from investment operations:
Net investment income (loss)	0.01		0.03	0.03	0.01	0.15	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.25		0.54	2.09	(0.50)	2.96	(0.56)
Total from investment operations	5.26		0.57	2.12	(0.49)	3.11	(0.41)
Less Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.04)	-	(0.15)	(0.18)	(0.20)
Distributions from net realized gains	-		-	(0.06)	-	-	-
Total dividends and distributions	(0.04)		(0.04)	(0.06)	(0.15)	(0.18)	(0.20)
Net asset value, end of period	$21.64		$16.42	$15.89	$13.83	$14.47	$11.54
Total Return(b):	32.07%		3.66%	15.43%	(3.44)%	27.27%	(3.41)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,280		$9,087	$12,077	$14,966	$17,092	$8,534
Average net assets (000)	$10,465		$9,490	$12,864	$17,663	$14,192	$6,607
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.58	%(e)	1.64%	1.69%	1.59%	1.56%	1.62%
Expenses before waivers and/or expense reimbursement	1.83	%(e)	1.89%	1.94%	1.84%	1.81%	1.87%
Net investment income (loss)	0.08	%(e)	0.24%	0.22%	0.05%	1.16%	1.41%
Portfolio turnover rate(f)	21%		38%	14%	23%	128%	68%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	33

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended May 31, 2021		Year Ended November 30,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.03		$16.47	$14.34	$14.97	$11.92	$12.56
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.12	0.13	0.10	0.22	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.43		0.57	2.14	(0.52)	3.06	(0.59)
Total from investment operations	5.49		0.69	2.27	(0.42)	3.28	(0.38)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.13)	(0.08)	(0.21)	(0.23)	(0.26)
Distributions from net realized gains	-		-	(0.06)	-	-	-
Total dividends and distributions	(0.11)		(0.13)	(0.14)	(0.21)	(0.23)	(0.26)
Net asset value, end of period	$22.41		$17.03	$16.47	$14.34	$14.97	$11.92
Total Return(b):	32.41%		4.22%	16.18%	(2.87)%	27.96%	(3.03)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,932		$29,391	$43,675	$46,317	$47,684	$34,702
Average net assets (000)	$37,083		$34,346	$40,671	$50,663	$44,492	$40,929
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.01	%(e)	1.09%	1.04%	1.01%	1.06%	1.12%
Expenses before waivers and/or expense reimbursement	1.01	%(e)	1.09%	1.04%	1.01%	1.06%	1.12%
Net investment income (loss)	0.64	%(e)	0.80%	0.87%	0.64%	1.66%	1.90%
Portfolio turnover rate(f)	21%		38%	14%	23%	128%	68%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class R6 Shares
	Six Months Ended May 31, 2021		Year Ended November 30,		January 26, 2018(a) through November 30, 2018
			2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$17.05		$16.48	$14.34	$16.00
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.13	0.14	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.45		0.58	2.14	(1.76)
Total from investment operations	5.49		0.71	2.28	(1.66)
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.14)	(0.08)	-
Distributions from net realized gains	-		-	(0.06)	-
Total dividends and distributions	(0.12)		(0.14)	(0.14)	-
Net asset value, end of period	$22.42		$17.05	$16.48	$14.34
Total Return(c):	32.40%		4.30%	16.25%	(10.38)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,239		$12	$11	$9
Average net assets (000)	$404		$10	$10	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.00	%(e)	1.00%	1.00%	1.00	%(e)
Expenses before waivers and/or expense reimbursement	3.73	%(e)	77.93%	263.59%	272.24	%(e)
Net investment income (loss)	0.31	%(e)	0.86%	0.93%	0.80	%(e)
Portfolio turnover rate(f)	21%		38%	14%	23%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	35

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Company’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

36

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Financial Services Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON FINANCIAL SERVICES FUND

SHARE CLASS	A	C	R	Z	R6
NASDAQ	PFSAX	PUFCX	PSSRX	PFSZX	PFSQX
CUSIP	74441P106	74441P304	74441P783	74441P403	74441P734

MF188E2

PGIM JENNISON HEALTH SCIENCES FUND

SEMIANNUAL REPORT

MAY 31, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of May 31, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Jennison Health Sciences Fund informative and useful. The report covers performance for the six-month period ended May 31, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Health Sciences Fund

July 15, 2021

PGIM Jennison Health Sciences Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 5/31/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	9.51	22.98	14.84	16.18	—
Class C	9.05	28.24	15.33	16.03	—
Class R	9.30	29.78	15.77	N/A	17.19 (2/3/12)
Class Z	9.67	30.55	16.49	17.19	—
Class R6	9.69	30.59	16.56	N/A	16.28 (1/27/16)
S&P 1500 Health Care Index
	13.84	22.96	14.22	15.49	—
S&P Composite 1500 Index
	17.92	42.00	16.96	14.20	—

Average Annual Total Returns as of 5/31/21 Since Inception (%)
				Class R (2/3/12)	Class R6 (1/27/16)
S&P 1500 Health Care Index				16.67	14.88
S&P Composite 1500 Index				15.47	17.80

* Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

4	Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

S&P 1500 Health Care Index* —The S&P 1500 Health Care Index is an unmanaged, capitalization-weighted index that measures the performance of the health care sector of the S&P Composite 1500 Index.

S&P Composite 1500 Index*—The S&P Composite 1500 Index is an unmanaged index of the over 500 largest, established, publicly traded stocks in the S&P 500 Composite Stock Price Index (S&P 500 Index); the 400 largest stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index.

* The S&P 1500 Health Care Index and the S&P Composite 1500 Index are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Health Sciences Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 5/31/21

Ten Largest Holdings	Line of Business	% of Net Assets
UnitedHealth Group, Inc.	Managed Health Care	7.5%
Humana, Inc.	Managed Health Care	6.3%
Eli Lilly & Co.	Pharmaceuticals	3.7%
Apellis Pharmaceuticals, Inc.	Biotechnology	3.4%
Danaher Corp.	Health Care Equipment	3.4%
Dexcom, Inc.	Health Care Equipment	2.8%
Zai Lab Ltd. (China), ADR	Biotechnology	2.8%
Vertex Pharmaceuticals, Inc.	Biotechnology	2.7%
Zimmer Biomet Holdings, Inc.	Health Care Equipment	2.5%
Intuitive Surgical, Inc.	Health Care Equipment	2.4%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Health Sciences Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Health Sciences Fund		Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,095.10	1.11%	$5.80
	Hypothetical	$1,000.00	$1,019.40	1.11%	$5.59
Class C	Actual	$1,000.00	$1,090.50	1.89%	$9.85
	Hypothetical	$1,000.00	$1,015.51	1.89%	$9.50
Class R	Actual	$1,000.00	$1,093.00	1.49%	$7.78
	Hypothetical	$1,000.00	$1,017.50	1.49%	$7.49
Class Z	Actual	$1,000.00	$1,096.70	0.83%	$4.34
	Hypothetical	$1,000.00	$1,020.79	0.83%	$4.18
Class R6	Actual	$1,000.00	$1,096.90	0.78%	$4.08
	Hypothetical	$1,000.00	$1,021.04	0.78%	$3.93

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2021, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest

8	Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of May 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 97.5%

COMMON STOCKS 97.4%

Biotechnology 35.1%
AbbVie, Inc.	315,488	$35,713,242
Allakos, Inc.*	71,265	7,229,122
Amicus Therapeutics, Inc.*	1,709,278	15,827,914
Apellis Pharmaceuticals, Inc.*(a)	1,401,959	78,902,253
Argenx SE (Netherlands), ADR*	157,490	43,938,135
Biogen, Inc.*	53,529	14,317,937
BioNTech SE (Germany), ADR*(a)	203,204	41,453,616
Blueprint Medicines Corp.*	265,418	24,245,934
Burning Rock Biotech Ltd. (China), ADR*(a)	911,114	24,663,856
C4 Therapeutics, Inc.*	209,981	7,758,798
Centessa Pharmaceuticals PLC (United Kingdom), ADR*	219,590	4,776,083
Constellation Pharmaceuticals, Inc.*(a)	464,338	9,198,536
CRISPR Therapeutics AG (Switzerland)*(a)	182,700	21,591,486
Denali Therapeutics, Inc.*(a)	258,897	16,463,260
Dicerna Pharmaceuticals, Inc.*	280,638	9,148,799
Fate Therapeutics, Inc.*	543,958	41,667,183
Genetron Holdings Ltd. (China), ADR*	1,081,001	22,884,791
Gilead Sciences, Inc.	198,958	13,153,113
I-Mab (China), ADR*	113,850	9,229,820
Innovent Biologics, Inc. (China), 144A*	2,185,314	25,200,611
Intellia Therapeutics, Inc.*	503,094	37,701,864
Kymera Therapeutics, Inc.*	138,006	6,636,709
Mirati Therapeutics, Inc.*	83,676	13,233,359
Natera, Inc.*	438,042	41,237,274
Novavax, Inc.*(a)	124,115	18,321,856
Nurix Therapeutics, Inc.*	243,617	6,796,914
ORIC Pharmaceuticals, Inc.*(a)	355,000	8,111,750
PMV Pharmaceuticals, Inc.*(a)	264,824	9,109,946
Praxis Precision Medicines, Inc.*(a)	145,260	2,845,643
ProQR Therapeutics NV (Netherlands)*(a)	1,725,935	10,769,834
Sage Therapeutics, Inc.*	393,359	27,377,786
SpringWorks Therapeutics, Inc.*	118,516	9,663,795
Turning Point Therapeutics, Inc.*	342,997	22,699,541
Vertex Pharmaceuticals, Inc.*	296,916	61,945,585
Zai Lab Ltd. (China), ADR*	356,705	63,372,210

		807,188,555

Health Care Services 4.3%
Accolade, Inc.*	222,005	11,209,032
agilon health, Inc.*	299,263	10,755,512
Cigna Corp.	117,183	30,332,820

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund    9

Schedule of Investments (unaudited) (continued)

as of May 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Services (cont’d.)
Guardant Health, Inc.*	320,529	$39,784,060
Innovage Holding Corp.*	348,486	7,457,600

		99,539,024

Health Care Equipment 19.3%
Axonics, Inc.*	210,902	12,166,936
Becton, Dickinson & Co.	180,985	43,778,462
Danaher Corp.	303,737	77,799,195
Dexcom, Inc.*	172,269	63,634,446
Intuitive Surgical, Inc.*	66,170	55,727,051
Medtronic PLC	177,712	22,496,562
Nevro Corp.*	114,285	17,222,749
NuVasive, Inc.*	335,548	22,884,374
Outset Medical, Inc.*	247,476	11,945,667
Shockwave Medical, Inc.*	199,605	35,908,939
Tandem Diabetes Care, Inc.*	219,592	18,750,961
Treace Medical Concepts, Inc.*	149,343	4,846,180
Zimmer Biomet Holdings, Inc.	338,076	56,908,333

		444,069,855

Health Care Supplies 3.8%
Align Technology, Inc.*	80,149	47,299,933
Cooper Cos., Inc. (The)	103,325	40,653,221

		87,953,154

Health Care Technology 2.2%
Phreesia, Inc.*	441,719	21,865,091
Teladoc Health, Inc.*(a)	182,009	27,406,915
Yidu Tech, Inc. (China), 144A*(a)	215,758	1,084,108

		50,356,114

Life Sciences Tools & Services 11.3%
10X Genomics, Inc. (Class A Stock)*	128,304	23,094,720
Akoya Biosciences, Inc.*	184,208	3,835,211
Avantor, Inc.*	880,636	28,312,447
Illumina, Inc.*	62,744	25,451,476
IQVIA Holdings, Inc.*	195,647	46,986,584
Olink Holding AB (Sweden), ADR*	41,098	1,451,992
PolyPeptide Group AG, 144A*	51,336	4,372,485
QIAGEN NV*	187,204	9,240,389
Repligen Corp.*	66,998	12,234,505

See Notes to Financial Statements.

Description	Shares	Value
COMMON STOCKS (Continued)

Life Sciences Tools & Services (cont’d.)
Sartorius Stedim Biotech (France)	114,853	$49,858,972
Wuxi Biologics Cayman, Inc. (China), 144A*	3,692,082	54,795,298

		259,634,079

Managed Health Care 13.8%
Humana, Inc.	332,979	145,744,908
UnitedHealth Group, Inc.	418,053	172,204,392

		317,949,300

Pharmaceuticals 7.6%
Arvinas, Inc.*	119,634	8,702,177
Catalent, Inc.*	85,768	8,991,060
Eli Lilly & Co.	425,792	85,047,694
Novo Nordisk A/S (Denmark), ADR	397,158	31,335,766
Revance Therapeutics, Inc.*(a)	573,343	16,976,686
Viatris, Inc.	1,396,892	21,288,634
Zhaoke Ophthalmology Ltd. (Hong Kong), 144A (original cost $3,713,125; purchased 04/22/21)*(f)	1,697,857	2,800,264

		175,142,281

TOTAL COMMON STOCKS (cost $1,389,533,932)		2,241,832,362

PREFERRED STOCK 0.0%

Health Care Equipment
ControlRad Systems, Inc., Private Placement, Reg D, Series A (cost $1,800,000)*^	3,063,048	643,240

	Units
WARRANTS* 0.1%

Biotechnology
Aileron Therapeutics, Inc., expiring 03/29/24 (original cost $116,418; purchased 03/29/19)(f)	895,522	—

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund    11

Schedule of Investments (unaudited) (continued)

as of May 31, 2021

Description	Units	Value
WARRANTS (Continued)

Biotechnology (cont’d.)
Immatics NV (Germany), expiring 12/31/25	278,909	$878,563

TOTAL WARRANTS (cost $593,185)		878,563

TOTAL LONG-TERM INVESTMENTS (cost $1,391,927,117)		2,243,354,165

	Shares
SHORT-TERM INVESTMENTS 6.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	45,272,874	45,272,874
PGIM Institutional Money Market Fund (cost $95,926,646; includes $95,919,774 of cash collateral for securities on loan)(b)(wa)	96,099,947	96,042,286

TOTAL SHORT-TERM INVESTMENTS (cost $141,199,520)		141,315,160

TOTAL INVESTMENTS 103.6% (cost $1,533,126,637)		2,384,669,325
Liabilities in excess of other assets (3.6)%		(82,934,343)

NET ASSETS 100.0%		$2,301,734,982

Below is a list of the abbreviation(s) used in the semiannual report:

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR — American Depositary Receipt

LIBOR — London Interbank Offered Rate

PIPE — Private Investments in Public Equity

Reg D — Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

SPACs — Special Purpose Acquisition Companies

(1)	The Fund entered into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition, which is expected to be completed by June 30, 2021.
*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $609 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $94,191,185; cash collateral of $95,919,774 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

See Notes to Financial Statements.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $3,829,543. The aggregate value of $2,800,264 is 0.1% of net assets.

(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Unfunded commitment with a SPAC outstanding at May 31, 2021:

Issuer(1)	Shares	Unfunded commitment amount	Current Value	Unrealized Depreciation
Hudson Executive Investment Corp.^	1,115,678	$11,156,780	$10,514,149	$(642,631)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Biotechnology	$781,987,944	$25,200,611	$—
Health Care Services	99,539,024	—	—
Health Care Equipment	444,069,855	—	—
Health Care Supplies	87,953,154	—	—
Health Care Technology	49,272,006	1,084,108	—
Life Sciences Tools & Services	150,607,324	109,026,755	—
Managed Health Care	317,949,300	—	—
Pharmaceuticals	175,142,281	—	—
Preferred Stock
Health Care Equipment	—	—	643,240
Warrants
Biotechnology	878,563	—	—
Short-Term Investments
Affiliated Mutual Funds	141,315,160	—	—

Total	$2,248,714,611	$135,311,474	$643,240

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund    13

Schedule of Investments (unaudited) (continued)

as of May 31, 2021

	Level 1	Level 2	Level 3
Other Financial Instruments*
Liabilities
Unfunded commitment with a SPAC	$—	$—	$(642,631)

*

Other financial instruments are derivative instruments, with the exception of an unfunded commitment with a SPAC, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swaps and unfunded commitments with a SPAC are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2021 were as follows:

Biotechnology	35.1%
Health Care Equipment	19.3
Managed Health Care	13.8
Life Sciences Tools & Services	11.3
Pharmaceuticals	7.6
Affiliated Mutual Funds (4.2% represents investments purchased with collateral from securities on loan)	6.1
Health Care Services	4.3

Health Care Supplies	3.8%
Health Care Technology	2.2
Warrants	0.1

103.6
Liabilities in excess of other assets	(3.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$94,191,185	$(94,191,185)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

as of May 31, 2021

Assets
Investments at value, including securities on loan of $94,191,185:
Unaffiliated investments (cost $1,391,927,117)	$2,243,354,165
Affiliated investments (cost $141,199,520)	141,315,160
Receivable for investments sold	19,429,744
Receivable for Fund shares sold	1,387,918
Tax reclaim receivable	1,096,156
Dividends receivable	565,478
Prepaid expenses	4,406

Total Assets	2,407,153,027

Liabilities
Payable to broker for collateral for securities on loan	95,919,774
Payable for investments purchased	4,572,772
Payable for Fund shares purchased	2,172,735
Management fee payable	1,391,874
Unrealized depreciation on an unfunded commitment with a SPAC	642,631
Accrued expenses and other liabilities	393,903
Distribution fee payable	263,091
Affiliated transfer agent fee payable	58,848
Directors’ fees payable	2,417

Total Liabilities	105,418,045

Net Assets	$2,301,734,982

Net assets were comprised of:
Common stock, at par	$423,135
Paid-in capital in excess of par	1,115,413,926
Total distributable earnings (loss)	1,185,897,921

Net assets, May 31, 2021	$2,301,734,982

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund    15

Statement of Assets and Liabilities (unaudited)

as of May 31, 2021

Class A
Net asset value and redemption price per share,
($963,903,532 ÷ 19,086,216 shares of common stock issued and outstanding)	$50.50
Maximum sales charge (5.50% of offering price)	2.94

Maximum offering price to public	$53.44

Class C
Net asset value, offering price and redemption price per share,
($22,692,363 ÷ 702,325 shares of common stock issued and outstanding)	$32.31

Class R
Net asset value, offering price and redemption price per share,
($10,635,612 ÷ 219,129 shares of common stock issued and outstanding)	$48.54

Class Z
Net asset value, offering price and redemption price per share,
($1,179,192,899 ÷ 20,171,943 shares of common stock issued and outstanding)	$58.46

Class R6
Net asset value, offering price and redemption price per share,
($125,310,576 ÷ 2,133,883 shares of common stock issued and outstanding)	$58.72

See Notes to Financial Statements.

Statement of Operations (unaudited)

Six Months Ended May 31, 2021

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $192,786 foreign withholding tax)	$4,897,170
Income from securities lending, net (including affiliated income of $86,831)	340,479
Affiliated dividend income	23,717

Total income	5,261,366

Expenses
Management fee	8,285,467
Distribution fee(a)	1,638,806
Transfer agent’s fees and expenses (including affiliated expense of $178,192)(a)	953,561
Custodian and accounting fees	80,579
Registration fees(a)	43,831
Shareholders’ reports	25,621
Directors’ fees	19,246
Legal fees and expenses	13,584
Audit fee	11,992
Miscellaneous	24,947

Total expenses	11,097,634
Less: Distribution fee waiver(a)	(13,635)

Net expenses	11,083,999

Net investment income (loss)	(5,822,633)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $44,804)	341,992,386
Foreign currency transactions	(32,077)

341,960,309

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(77,962))	(129,055,880)
Unfunded commitment with a SPAC	(642,631)
Foreign currencies	4,785

(129,693,726)

Net gain (loss) on investment and foreign currency transactions	212,266,583

Net Increase (Decrease) In Net Assets Resulting From Operations	$206,443,950

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	1,436,563	161,338	40,905	—	—
Transfer agent’s fees and expenses	362,264	16,944	6,817	567,052	484
Registration fees	10,239	6,991	6,785	14,670	5,146
Distribution fee waiver	—	—	(13,635)	—	—

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund    17

Statements of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2021	Year Ended November 30, 2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,822,633)	$(8,137,242)
Net realized gain (loss) on investment and foreign currency transactions	341,960,309	432,633,502
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(129,693,726)	109,385,536

Net increase (decrease) in net assets resulting from operations	206,443,950	533,881,796

Dividends and Distributions
Distributions from distributable earnings
Class A	(185,156,351)	(24,218,921)
Class B	—	(182,410)
Class C	(12,379,993)	(2,401,591)
Class R	(2,193,004)	(290,160)
Class Z	(220,758,524)	(29,854,843)
Class R6	(3,308,694)	(823,043)

	(423,796,566)	(57,770,968)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	194,181,738	246,524,188
Net asset value of shares issued in reinvestment of dividends and distributions	390,237,765	52,684,608
Cost of shares purchased	(251,083,688)	(499,316,332)

Net increase (decrease) in net assets from Fund share transactions	333,335,815	(200,107,536)

Total increase (decrease)	115,983,199	276,003,292

Net Assets:
Beginning of period	2,185,751,783	1,909,748,491

End of period	$2,301,734,982	$2,185,751,783

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company currently consists of three series: PGIM Jennison Health Sciences Fund, which is a diversified fund for purposes of the 1940 Act, and PGIM Jennison Financial Services Fund and PGIM Jennison Utility Fund, each of which are non-diversified funds for purposes of the 1940 Act and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM Jennison Health Sciences Fund (the “Fund”).

Effective February 24, 2020, the Fund reopened to investment by new investors in Class A, C, R, Z and R6 shares of the Fund. From June 29, 2012 to February 24, 2020, the Fund was generally closed to new investors.

The investment objective of the Fund is long-term capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A

PGIM Jennison Health Sciences Fund    19

Notes to Financial Statements (unaudited) (continued)

record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

PGIM Jennison Health Sciences Fund     21

Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Warrants: The Fund held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Private Investment in Public Equity(PIPE): The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the issuer’s common equity. Shares in PIPEs generally are not registered with the SEC until after a certain time-period from the date the private sale is completed (“Restricted Period”), which can last for several months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities.

Special Purpose Acquisition Companies(SPACs): SPACs are collective investment structures that allow public stock market qualified investors to invest in PIPE shares. SPACs are shell companies, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). The Fund may enter into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold. The Fund had an unfunded commitment outstanding of $11,156,780 to purchase PIPE shares as of May 31, 2021.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

PGIM Jennison Health Sciences Fund     23

Notes to Financial Statements (unaudited) (continued)

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets up to $1 billion and 0.70% of average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.72% for the reporting period ended May 31, 2021.

The Manager has contractually agreed, through March 31, 2022, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual fund operating expenses to exceed 0.82% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 0.75% of the average daily net assets of the Class A, Class C and Class R shares, respectively. PIMS has contractually agreed through March 31, 2022 to limit such fees to 0.50% of the average daily net assets of the Class R shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

For the reporting period ended May 31, 2021, PIMS received $332,216 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended May 31, 2021, PIMS received $230 and $730 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

PGIM Jennison Health Sciences Fund      25

Notes to Financial Statements (unaudited) (continued)

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended May 31, 2021, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended May 31, 2021, were $1,039,721,915 and $1,177,745,377, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended May 31, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$7,867,525	$479,872,276	$442,466,927	$—	$—	$45,272,874	45,272,874	$23,717

PGIM Institutional Money Market Fund (1)(b)(wa)
324,588,562	405,295,001	633,808,119	(77,962)	44,804	96,042,286	96,099,947	86,831	(2)

$332,456,087	$885,167,277	$1,076,275,046	$(77,962)	$44,804	$141,315,160		$110,548

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2021 were as follows:

Tax Basis	$1,534,064,579

Gross Unrealized Appreciation	888,240,361
Gross Unrealized Depreciation	(38,278,246)

Net Unrealized Appreciation	$849,962,115

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended November 30, 2020 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

PGIM Jennison Health Sciences Fund     27

Notes to Financial Statements (unaudited) (continued)

The Company is authorized to issue 2 billion shares of common stock, $0.01 par value per share, 515 million of which are designated as shares of the Fund. The shares are further classified and designated as follows:

Class A	75,000,000
Class B	10,000,000
Class C	30,000,000
Class R	50,000,000
Class Z	150,000,000
Class T	70,000,000
Class R6	130,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of May 31, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	7,906	0.1%
Class R	207,844	94.9%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	7	66.2%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2021:
Shares sold	707,491	$36,115,518
Shares issued in reinvestment of dividends and distributions	3,508,407	174,087,174
Shares purchased	(1,521,833)	(77,322,620)

Net increase (decrease) in shares outstanding before conversion	2,694,065	132,880,072
Shares issued upon conversion from other share class(es)	596,872	31,674,685
Shares purchased upon conversion into other share class(es)	(101,283)	(5,194,163)

Net increase (decrease) in shares outstanding	3,189,654	$159,360,594

Year ended November 30, 2020:
Shares sold	781,860	$36,850,489
Shares issued in reinvestment of dividends and distributions	522,971	22,937,488
Shares purchased	(2,842,705)	(128,180,909)

Net increase (decrease) in shares outstanding before conversion	(1,537,874)	(68,392,932)
Shares issued upon conversion from other share class(es)	698,984	33,169,506
Shares purchased upon conversion into other share class(es)	(302,978)	(14,558,747)

Net increase (decrease) in shares outstanding	(1,141,868)	$(49,782,173)

Class B
Period ended June 26, 2020*:
Shares sold	6,704	$209,595
Shares issued in reinvestment of dividends and distributions	5,583	173,953
Shares purchased	(17,932)	(528,540)

Net increase (decrease) in shares outstanding before conversion	(5,645)	(144,992)
Shares purchased upon conversion into other share class(es)	(131,008)	(4,245,282)

Net increase (decrease) in shares outstanding	(136,653)	$(4,390,274)

Class C
Six months ended May 31, 2021:
Shares sold	170,928	$5,725,034
Shares issued in reinvestment of dividends and distributions	383,834	12,228,955
Shares purchased	(87,314)	(2,885,334)

Net increase (decrease) in shares outstanding before conversion	467,448	15,068,655
Shares purchased upon conversion into other share class(es)	(822,335)	(28,190,049)

Net increase (decrease) in shares outstanding	(354,887)	$(13,121,394)

Year ended November 30, 2020:
Shares sold	185,719	$6,423,671
Shares issued in reinvestment of dividends and distributions	61,038	1,914,760
Shares purchased	(217,690)	(6,786,799)

Net increase (decrease) in shares outstanding before conversion	29,067	1,551,632
Shares purchased upon conversion into other share class(es)	(710,970)	(24,127,191)

Net increase (decrease) in shares outstanding	(681,903)	$(22,575,559)

PGIM Jennison Health Sciences Fund      29

Notes to Financial Statements (unaudited) (continued)

Class R	Shares	Amount
Six months ended May 31, 2021:
Shares sold	26,061	$1,285,016
Shares issued in reinvestment of dividends and distributions	45,917	2,193,004
Shares purchased	(38,966)	(1,873,684)

Net increase (decrease) in shares outstanding	33,012	$1,604,336

Year ended November 30, 2020:
Shares sold	52,346	$2,314,018
Shares issued in reinvestment of dividends and distributions	6,797	290,160
Shares purchased	(78,664)	(3,441,846)

Net increase (decrease) in shares outstanding	(19,521)	$(837,668)

Class Z
Six months ended May 31, 2021:
Shares sold	2,306,354	$135,625,490
Shares issued in reinvestment of dividends and distributions	3,459,204	198,419,938
Shares purchased	(2,813,440)	(163,406,997)

Net increase (decrease) in shares outstanding before conversion	2,952,118	170,638,431
Shares issued upon conversion from other share class(es)	98,990	5,871,986
Shares purchased upon conversion into other share class(es)	(1,715,377)	(98,734,529)

Net increase (decrease) in shares outstanding	1,335,731	$77,775,888

Year ended November 30, 2020:
Shares sold	3,487,342	$191,101,215
Shares issued in reinvestment of dividends and distributions	538,989	26,545,204
Shares purchased	(6,696,636)	(333,559,337)

Net increase (decrease) in shares outstanding before conversion	(2,670,305)	(115,912,918)
Shares issued upon conversion from other share class(es)	285,803	15,448,399
Shares purchased upon conversion into other share class(es)	(111,071)	(6,051,449)

Net increase (decrease) in shares outstanding	(2,495,573)	$(106,515,968)

Class R6
Six months ended May 31, 2021:
Shares sold	257,002	$15,430,680
Shares issued in reinvestment of dividends and distributions	57,433	3,308,694
Shares purchased	(98,236)	(5,595,053)

Net increase (decrease) in shares outstanding before conversion	216,199	13,144,321
Shares issued upon conversion from other share class(es)	1,642,031	94,863,593
Shares purchased upon conversion into other share class(es)	(4,742)	(291,523)

Net increase (decrease) in shares outstanding	1,853,488	$107,716,391

Year ended November 30, 2020:
Shares sold	186,914	$9,625,200
Shares issued in reinvestment of dividends and distributions	16,661	823,043
Shares purchased	(510,077)	(26,818,901)

Net increase (decrease) in shares outstanding before conversion	(306,502)	(16,370,658)
Shares issued upon conversion from other share class(es)	6,732	364,764

Net increase (decrease) in shares outstanding	(299,770)	$(16,005,894)

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

8.	Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended May 31, 2021. The average daily balance for the 6 days that the Fund had loans outstanding during the period was $1,588,000, borrowed at a weighted average interest rate of 1.43%. The maximum loan balance outstanding during the period was $1,592,000. At May 31, 2021, the Fund did not have an outstanding loan balance.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such

PGIM Jennison Health Sciences Fund     31

Notes to Financial Statements (unaudited) (continued)

issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Health Sciences Sector Risk: Investments in health sciences companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. Biotechnology and related companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, some of these companies are relatively small and have thinly traded securities, may not yet offer products or may offer a single product, and may have persistent losses during a new product’s transition from development to production, or erratic revenue patterns. The stock prices of these companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern

Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Jennison Health Sciences Fund     33

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31, 2021		Year Ended November 30,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$56.98		$ 44.29	$49.28	$46.25	$37.89	$49.64
Income (loss) from investment operations:
Net investment income (loss)	(0.17)		(0.27)	(0.24)	(0.31)	(0.26)	(0.18)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.39		14.39	0.03	5.52	9.97	(5.21)
Total from investment operations	5.22		14.12	(0.21)	5.21	9.71	(5.39)
Less Dividends and Distributions:
Distributions from net realized gains	(11.70)		(1.43)	(4.78)	(2.18)	(1.35)	(6.36)
Net asset value, end of period	$50.50		$ 56.98	$44.29	$49.28	$46.25	$37.89
Total Return(b):	9.51%		32.85%	1.58%	11.81%	26.61%	(12.38)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$963,904		$905,865	$754,653	$767,277	$812,855	$944,171
Average net assets (000)	$960,340		$777,602	$733,289	$812,835	$835,255	$1,128,298
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.11	%(e)	1.14%	1.15%	1.14%	1.15%	1.17%
Expenses before waivers and/or expense reimbursement	1.11	%(e)	1.14%	1.15%	1.14%	1.15%	1.17%
Net investment income (loss)	(0.66	)%(e)	(0.58)%	(0.57)%	(0.64)%	(0.61)%	(0.48)%
Portfolio turnover rate(f)	46%		45%	30%	36%	27%	25%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended May 31, 2021		Year Ended November 30,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$40.50		$32.10	$37.50	$35.94	$29.94	$40.81
Income (loss) from investment operations:
Net investment income (loss)	(0.24)		(0.42)	(0.36)	(0.48)	(0.42)	(0.36)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.75		10.25	(0.26)	4.22	7.77	(4.15)
Total from investment operations	3.51		9.83	(0.62)	3.74	7.35	(4.51)
Less Dividends and Distributions:
Distributions from net realized gains	(11.70)		(1.43)	(4.78)	(2.18)	(1.35)	(6.36)
Net asset value, end of period	$32.31		$40.50	$32.10	$37.50	$35.94	$29.94
Total Return(b):	9.05%		31.93%	0.92%	11.06%	25.75%	(12.99)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,692		$42,813	$55,821	$174,411	$181,567	$194,001
Average net assets (000)	$32,356		$45,302	$99,267	$183,807	$187,980	$224,856
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.89	%(e)	1.85%	1.83%	1.80%	1.85%	1.87%
Expenses before waivers and/or expense reimbursement	1.89	%(e)	1.85%	1.83%	1.80%	1.85%	1.87%
Net investment income (loss)	(1.46	)%(e)	(1.27)%	(1.18)%	(1.30)%	(1.30)%	(1.19)%
Portfolio turnover rate(f)	46%		45%	30%	36%	27%	25%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund    35

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended May 31, 2021		Year Ended November 30,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$55.28		$43.16	$48.36	$45.58	$37.42	$49.20
Income (loss) from investment operations:
Net investment income (loss)	(0.25)		(0.43)	(0.41)	(0.46)	(0.33)	(0.26)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.21		13.98	(0.01)	5.42	9.84	(5.16)
Total from investment operations	4.96		13.55	(0.42)	4.96	9.51	(5.42)
Less Dividends and Distributions:
Distributions from net realized gains	(11.70)		(1.43)	(4.78)	(2.18)	(1.35)	(6.36)
Net asset value, end of period	$48.54		$55.28	$43.16	$48.36	$45.58	$37.42
Total Return(b):	9.30%		32.38%	1.13%	11.41%	26.40%	(12.57)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,636		$10,288	$8,875	$12,016	$14,049	$12,973
Average net assets (000)	$10,938		$8,952	$9,831	$13,129	$13,552	$15,542
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.49	%(e)	1.49%	1.60%	1.47%	1.35%	1.37%
Expenses before waivers and/or expense reimbursement	1.74	%(e)	1.74%	1.85%	1.72%	1.60%	1.62%
Net investment income (loss)	(1.03	)%(e)	(0.93)%	(1.00)%	(0.97)%	(0.80)%	(0.68)%
Portfolio turnover rate(f)	46%		45%	30%	36%	27%	25%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended May 31, 2021		Year Ended November 30,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$64.17		$49.56	$54.32	$50.62	$41.21	$53.30
Income (loss) from investment operations:
Net investment income (loss)	(0.11)		(0.15)	(0.12)	(0.18)	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.10		16.19	0.14	6.06	10.90	(5.65)
Total from investment operations	5.99		16.04	0.02	5.88	10.76	(5.73)
Less Dividends and Distributions:
Distributions from net realized gains	(11.70)		(1.43)	(4.78)	(2.18)	(1.35)	(6.36)
Net asset value, end of period	$58.46		$64.17	$49.56	$54.32	$50.62	$41.21
Total Return(b):	9.67%		33.24%	1.89%	12.12%	27.02%	(12.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,179,193		$1,208,728	$1,057,204	$1,373,500	$1,259,584	$957,942
Average net assets (000)	$1,268,832		$1,018,567	$1,158,525	$1,338,706	$1,142,806	$1,087,154
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.83	%(e)	0.85%	0.86%	0.85%	0.84%	0.87%
Expenses before waivers and/or expense reimbursement	0.83	%(e)	0.85%	0.86%	0.85%	0.84%	0.87%
Net investment income (loss)	(0.37	)%(e)	(0.29)%	(0.26)%	(0.34)%	(0.29)%	(0.18)%
Portfolio turnover rate(f)	46%		45%	30%	36%	27%	25%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund    37

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended May 31, 2021		Year Ended November 30,				January 27, 2016(a) through November 30, 2016
			2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$64.40		$49.70	$54.45	$50.71	$41.25	$39.16
Income (loss) from investment operations:
Net investment income (loss)	(0.11)		(0.09)	(0.13)	(0.15)	(0.09)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.13		16.22	0.16	6.07	10.90	2.11
Total from investment operations	6.02		16.13	0.03	5.92	10.81	2.09
Less Dividends and Distributions:
Distributions from net realized gains	(11.70)		(1.43)	(4.78)	(2.18)	(1.35)	-
Net asset value, end of period	$58.72		$64.40	$49.70	$54.45	$50.71	$41.25
Total Return(c):	9.69%		33.33%	1.93%	12.18%	27.12%	5.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$125,311		$18,058	$28,836	$9,513	$1,755	$11
Average net assets (000)	$29,885		$22,365	$14,164	$5,770	$517	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.78	%(f)	0.79%	0.82%	0.82%	0.74%	0.75	%(f)
Expenses before waivers and/or expense reimbursement	0.78	%(f)	0.79%	0.91%	0.93%	0.74%	0.75	%(f)
Net investment income (loss)	(0.36	)%(f)	(0.17)%	(0.29)%	(0.28)%	(0.19)%	(0.06	)%(f)
Portfolio turnover rate(g)	46%		45%	30%	36%	27%	25%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Company’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Health Sciences Fund	39

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Health Sciences Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON HEALTH SCIENCES FUND

SHARE CLASS	A	C	R	Z	R6
NASDAQ	PHLAX	PHLCX	PJHRX	PHSZX	PHLQX
CUSIP	74441P502	74441P700	74441P791	74441P866	74441P775

MF188E4

PGIM JENNISON UTILITY FUND

SEMIANNUAL REPORT

MAY 31, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of May 31, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Utility Fund informative and useful. The report covers performance for the six-month period ended May 31, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Utility Fund

July 15, 2021

PGIM Jennison Utility Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 5/31/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	4.72	8.94	8.83	9.78	—
Class C	4.35	13.43	9.28	9.62	—
Class R	4.59	14.97	9.78	10.15	—
Class Z	4.84	15.52	10.41	10.74	—
Class R6	4.87	15.60	N/A	N/A	11.17 (1/26/18)
S&P 500 Utilities Index
	5.38	12.81	9.51	10.80	—
S&P 500 Index
	16.95	40.31	17.16	14.37	—

Average Annual Total Returns as of 5/31/21 Since Inception (%)
Class R6 (1/26/18)
S&P 500 Utilities Index	11.26
S&P 500 Index	14.83

* Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

S&P 500 Utilities Index*—The S&P 500 Utilities Index is an unmanaged, market capitalization-weighted index including those companies considered electric, gas, or water utilities, or companies that operate as independent producers and/or distributors of power.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

* The S&P 500 Utilities Index (the Index) and the S&P 500 Index are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Utility Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 5/31/21

Ten Largest Holdings	Line of Business	% of Net Assets
NextEra Energy, Inc.	Electric Utilities	8.4%
Cellnex Telecom SA (Spain), 144A	Integrated Telecommunication Services	4.3%
Dominion Energy, Inc.	Multi-Utilities	4.2%
Ameren Corp.	Multi-Utilities	4.1%
CenterPoint Energy, Inc.	Multi-Utilities	4.1%
CMS Energy Corp.	Multi-Utilities	3.7%
Public Service Enterprise Group, Inc.	Multi-Utilities	3.7%
DTE Energy Co.	Multi-Utilities	3.5%
NextEra Energy Partners LP	Renewable Electricity	3.5%
Cheniere Energy, Inc.	Oil & Gas Storage & Transportation	3.4%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Utility Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Utility Fund		Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,047.20	0.82%	$4.19
	Hypothetical	$1,000.00	$1,020.84	0.82%	$4.13
Class C	Actual	$1,000.00	$1,043.50	1.59%	$8.10
	Hypothetical	$1,000.00	$1,017.00	1.59%	$8.00
Class R	Actual	$1,000.00	$1,045.90	1.11%	$5.66
	Hypothetical	$1,000.00	$1,019.40	1.11%	$5.59
Class Z	Actual	$1,000.00	$1,048.40	0.56%	$2.86
	Hypothetical	$1,000.00	$1,022.14	0.56%	$2.82
Class R6	Actual	$1,000.00	$1,048.70	0.52%	$2.66
	Hypothetical	$1,000.00	$1,022.34	0.52%	$2.62

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2021, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments  (unaudited)

as of May 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 99.0%

COMMON STOCKS 98.1%

Electric Utilities 36.9%
Alliant Energy Corp.	1,587,782	$90,741,741
American Electric Power Co., Inc.	793,662	68,254,932
Avangrid, Inc.	664,536	35,007,757
Duke Energy Corp.	989,005	99,118,081
Edison International	1,082,819	60,497,098
Enel SpA (Italy)	9,211,740	91,409,523
Entergy Corp.	700,032	73,685,368
Evergy, Inc.	1,187,103	73,588,515
Eversource Energy	556,024	45,143,589
Iberdrola SA (Spain)	4,441,940	61,233,066
NextEra Energy, Inc.	3,906,637	286,043,961
OGE Energy Corp.	982,521	33,896,975
Orsted A/S (Denmark), 144A	362,810	55,750,145
PG&E Corp.*	5,606,036	56,845,205
Southern Co. (The)	952,959	60,913,139
Xcel Energy, Inc.	817,307	57,930,720

		1,250,059,815

Independent Power Producers & Energy Traders 3.0%
AES Corp. (The)	3,304,766	83,974,104
Drax Group PLC (United Kingdom)	2,906,869	17,907,103

		101,881,207

Integrated Telecommunication Services 4.3%
Cellnex Telecom SA (Spain), 144A(a)	2,401,435	145,879,988

Multi-Utilities 31.4%
Ameren Corp.	1,657,003	139,519,653
CenterPoint Energy, Inc.	5,488,630	138,862,339
CMS Energy Corp.	2,009,739	126,091,025
Dominion Energy, Inc.	1,859,216	141,560,706
DTE Energy Co.(a)	856,469	118,184,157
Engie SA (France)	3,180,805	47,567,676
NiSource, Inc.	1,342,062	34,222,581
Public Service Enterprise Group, Inc.	1,998,072	124,120,233
RWE AG (Germany)	2,403,135	91,499,168
Sempra Energy	495,836	67,180,820
Veolia Environnement SA (France)	1,104,859	34,884,091

		1,063,692,449

See Notes to Financial Statements.

PGIM Jennison Utility Fund	9

Schedule of Investments  (unaudited) (continued)

as of May 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Oil & Gas Storage & Transportation 9.3%
Cheniere Energy, Inc.*	1,361,441	$115,586,341
Targa Resources Corp.	2,727,968	106,008,836
Williams Cos., Inc. (The)	3,575,259	94,172,322

		315,767,499

Renewable Electricity 5.3%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	15,037,573	21,616,628
EDP Renovaveis SA (Spain)	1,658,242	39,498,756
NextEra Energy Partners LP	1,714,410	117,214,211

		178,329,595

Specialized REITs 3.1%
American Tower Corp.	137,454	35,113,999
Equinix, Inc.	48,157	35,478,225
SBA Communications Corp.	117,375	34,991,835

		105,584,059

Water Utilities 4.8%
American Water Works Co., Inc.	514,335	79,732,212
Essential Utilities, Inc.	1,769,525	84,583,295

		164,315,507

TOTAL COMMON STOCKS (cost $2,060,423,580)		3,325,510,119

PREFERRED STOCK 0.9%

Independent Power Producers & Energy Traders
AES Corp. (The), CVT, 6.875%, Maturing 02/15/24 (cost $30,548,400)(a)	305,484	31,861,981

TOTAL LONG-TERM INVESTMENTS (cost $2,090,971,980)		3,357,372,100

SHORT-TERM INVESTMENTS 1.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	29,982,960	29,982,960

See Notes to Financial Statements.

10

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $33,746,097; includes $33,743,226 of cash collateral for securities on loan)(b)(wa)	33,767,302	$33,747,042

TOTAL SHORT-TERM INVESTMENTS (cost $63,729,057)		63,730,002

TOTAL INVESTMENTS 100.9% (cost $2,154,701,037)		3,421,102,102
Liabilities in excess of other assets (0.9)%		(31,676,041)

NET ASSETS 100.0%		$3,389,426,061

Below is a list of the abbreviation(s) used in the semiannual report:

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CVT — Convertible Security

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

REITs — Real Estate Investment Trust

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $32,127,754; cash collateral of $33,743,226 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Utility Fund	11

Schedule of Investments  (unaudited) (continued)

as of May 31, 2021

The following is a summary of the inputs used as of May 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Electric Utilities	$1,041,667,081	$208,392,734	$—
Independent Power Producers & Energy Traders	83,974,104	17,907,103	—
Integrated Telecommunication Services	—	145,879,988	—
Multi-Utilities	889,741,514	173,950,935	—
Oil & Gas Storage & Transportation	315,767,499	—	—
Renewable Electricity	117,214,211	61,115,384	—
Specialized REITs	105,584,059	—	—
Water Utilities	164,315,507	—	—
Preferred Stock
Independent Power Producers & Energy Traders	31,861,981	—	—
Short-Term Investments
Affiliated Mutual Funds	63,730,002	—	—

Total	$2,813,855,958	$607,246,144	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2021 were as follows:

Electric Utilities	36.9%
Multi-Utilities	31.4
Oil & Gas Storage & Transportation	9.3
Renewable Electricity	5.3
Water Utilities	4.8
Integrated Telecommunication Services	4.3
Independent Power Producers & Energy Traders	3.9
Specialized REITs	3.1

Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	1.9%

100.9
Liabilities in excess of other assets	(0.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

12

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$32,127,754	$(32,127,754)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Utility Fund	13

Statement of Assets and Liabilities  (unaudited)

as of May 31, 2021

Assets
Investments at value, including securities on loan of $32,127,754:
Unaffiliated investments (cost $2,090,971,980)	$3,357,372,100
Affiliated investments (cost $63,729,057)	63,730,002
Dividends receivable	5,226,593
Receivable for Fund shares sold	2,426,738
Tax reclaim receivable	1,023,836
Prepaid expenses	6,303

Total Assets	3,429,785,572

Liabilities
Payable to broker for collateral for securities on loan	33,743,226
Payable for Fund shares purchased	4,154,026
Management fee payable	1,211,232
Distribution fee payable	817,704
Affiliated transfer agent fee payable	232,189
Accrued expenses and other liabilities	195,493
Directors’ fees payable	5,641

Total Liabilities	40,359,511

Net Assets	$3,389,426,061

Net assets were comprised of:
Common stock, at par	$2,055,445
Paid-in capital in excess of par	1,900,890,375
Total distributable earnings (loss)	1,486,480,241

Net assets, May 31, 2021	$3,389,426,061

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($2,887,796,367 ÷ 175,168,050 shares of common stock issued and outstanding)	$16.49
Maximum sales charge (5.50% of offering price)	0.96

Maximum offering price to public	$17.45

Class C
Net asset value, offering price and redemption price per share, ($54,663,954 ÷ 3,331,815 shares of common stock issued and outstanding)	$16.41

Class R
Net asset value, offering price and redemption price per share, ($83,207,816 ÷ 5,052,005 shares of common stock issued and outstanding)	$16.47

Class Z
Net asset value, offering price and redemption price per share, ($298,951,053 ÷ 18,069,535 shares of common stock issued and outstanding)	$16.54

Class R6
Net asset value, offering price and redemption price per share, ($64,806,871 ÷ 3,923,125 shares of common stock issued and outstanding)	$16.52

See Notes to Financial Statements.

PGIM Jennison Utility Fund	15

Statement of Operations  (unaudited)

Six Months Ended May 31, 2021

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $1,518,619 foreign withholding tax)	$33,826,765
Income from securities lending, net (including affiliated income of $30,582)	62,727
Affiliated dividend income	39,255

Total income	33,928,747

Expenses
Management fee	7,006,888
Distribution fee(a)	4,854,380
Transfer agent’s fees and expenses (including affiliated expense of $706,793)(a)	1,466,128
Custodian and accounting fees	130,999
Registration fees(a)	44,794
Shareholders’ reports	41,813
Directors’ fees	28,552
Legal fees and expenses	16,395
Audit fee	11,867
Miscellaneous	31,261

Total expenses	13,633,077
Less: Fee waiver and/or expense reimbursement(a)	(1,597)
Distribution fee waiver(a)	(102,037)

Net expenses	13,529,443

Net investment income (loss)	20,399,304

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(15,691))	219,322,391
Foreign currency transactions	255,716

219,578,107

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $9,750)	(85,320,155)
Foreign currencies	18,909

(85,301,246)

Net gain (loss) on investment and foreign currency transactions	134,276,861

Net Increase (Decrease) In Net Assets Resulting From Operations	$154,676,165

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	4,264,578	283,692	306,110	—	—
Transfer agent’s fees and expenses	1,178,379	36,234	61,776	189,395	344
Registration fees	11,883	7,863	7,410	12,691	4,947
Fee waiver and/or expense reimbursement	—	—	—	—	(1,597)
Distribution fee waiver	—	—	(102,037)	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended May 31, 2021	Year Ended November 30, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$20,399,304	$52,773,949
Net realized gain (loss) on investment and foreign currency transactions	219,578,107	15,394,824
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(85,301,246)	159,013,969

Net increase (decrease) in net assets resulting from operations	154,676,165	227,182,742

Dividends and Distributions
Distributions from distributable earnings
Class A	(39,572,964)	(156,734,253)
Class B	—	(720,267)
Class C	(597,884)	(3,189,017)
Class R	(1,019,702)	(4,519,934)
Class Z	(5,042,895)	(17,728,579)
Class R6	(97,027)	(195,637)

	(46,330,472)	(183,087,687)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	115,347,358	215,063,340
Net asset value of shares issued in reinvestment of dividends and distributions	44,425,217	175,950,514
Cost of shares purchased	(228,608,324)	(483,886,327)

Net increase (decrease) in net assets from Fund share transactions	(68,835,749)	(92,872,473)

Total increase (decrease)	39,509,944	(48,777,418)

Net Assets:
Beginning of period	3,349,916,117	3,398,693,535

End of period	$3,389,426,061	$3,349,916,117

See Notes to Financial Statements.

PGIM Jennison Utility Fund	17

Notes to Financial Statements  (unaudited)

1.    Organization

Prudential Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company currently consists of three series: PGIM Jennison Health Sciences Fund, which is a diversified fund for purposes of the 1940 Act, and PGIM Jennison Financial Services Fund and PGIM Jennison Utility Fund, each of which are non-diversified funds for purposes of the 1940 Act and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM Jennison Utility Fund (the “Fund”).

The investment objective of the Fund is to seek total return through a combination of capital appreciation and current income.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

18

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

PGIM Jennison Utility Fund	19

Notes to Financial Statements  (unaudited) (continued)

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a

20

portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are

PGIM Jennison Utility Fund	21

Notes to Financial Statements  (unaudited) (continued)

calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

22

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.60% of the Fund’s average daily net assets up to $250 million, 0.50% of the next $500 million, 0.45% of the next $750 million, 0.40% of the next $500 million, 0.35% of the next $2 billion, 0.325% of the next $2 billion and 0.30% of average daily net assets in excess of $6 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.42% for the reporting period ended May 31, 2021.

The Manager has contractually agreed, through March 31, 2022, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 0.52% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%,1% and 0.75% of the average daily net assets of the Class A, Class C and Class R shares, respectively. PIMS has contractually agreed through March 31, 2022 to limit such fees to 0.50% of the average daily net assets of the Class R shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

For the reporting period ended May 31, 2021, PIMS received $447,609 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended May 31, 2021, PIMS received $2 and $1,525 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Jennison Utility Fund	23

Notes to Financial Statements  (unaudited) (continued)

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended May 31, 2021, no 17a-7 transactions were entered into by the Fund.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended May 31, 2021, were $737,275,260 and $820,484,566, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended May 31, 2021, is presented as follows:

24

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$26,771,444	$528,213,627	$525,002,111	$—	$—	$29,982,960	29,982,960	$39,255

PGIM Institutional Money Market Fund (1)(b)(wa)
180,826,184	421,857,537	568,930,738	9,750	(15,691)	33,747,042	33,767,302	30,582	(2)

$207,597,628	$950,071,164	$1,093,932,849	$9,750	$(15,691)	$63,730,002		$69,837

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2021 were as follows:

Tax Basis	$2,157,007,951

Gross Unrealized Appreciation	1,285,363,820
Gross Unrealized Depreciation	(21,269,669)

Net Unrealized Appreciation	$1,264,094,151

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended November 30, 2020 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a

PGIM Jennison Utility Fund	25

Notes to Financial Statements  (unaudited) (continued)

CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The Company is authorized to issue 2 billion shares of common stock, $0.01 par value per share, 1.085 billion of which are designated as shares of the Fund. The shares are currently classified and designated as follows:

Class A	500,000,000
Class B	10,000,000
Class C	75,000,000
Class R	75,000,000
Class Z	100,000,000
Class T	250,000,000
Class R6	75,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of May 31, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	103,714	0.1%
Class R	456,103	9.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	2	25.7%

26

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2021:
Shares sold	1,725,891	$27,609,193
Shares issued in reinvestment of dividends and distributions	2,430,150	38,010,319
Shares purchased	(9,364,732)	(149,855,077)

Net increase (decrease) in shares outstanding before conversion	(5,208,691)	(84,235,565)
Shares issued upon conversion from other share class(es)	545,694	8,751,291
Shares purchased upon conversion into other share class(es)	(450,147)	(7,204,286)

Net increase (decrease) in shares outstanding	(5,113,144)	$(82,688,560)

Year ended November 30, 2020:
Shares sold	4,493,674	$68,526,927
Shares issued in reinvestment of dividends and distributions	10,135,893	150,883,846
Shares purchased	(19,982,162)	(301,045,226)

Net increase (decrease) in shares outstanding before conversion	(5,352,595)	(81,634,453)
Shares issued upon conversion from other share class(es)	1,619,009	23,599,397
Shares purchased upon conversion into other share class(es)	(957,737)	(14,568,655)

Net increase (decrease) in shares outstanding	(4,691,323)	$(72,603,711)

Class B
Period ended June 26, 2020*:
Shares sold	8,888	$139,439
Shares issued in reinvestment of dividends and distributions	43,590	661,016
Shares purchased	(80,957)	(1,182,066)

Net increase (decrease) in shares outstanding before conversion	(28,479)	(381,611)
Shares purchased upon conversion into other share class(es)	(1,100,824)	(15,663,305)

Net increase (decrease) in shares outstanding	(1,129,303)	$(16,044,916)

Class C
Six months ended May 31, 2021:
Shares sold	348,902	$5,545,851
Shares issued in reinvestment of dividends and distributions	37,345	582,855
Shares purchased	(357,246)	(5,697,214)

Net increase (decrease) in shares outstanding before conversion	29,001	431,492
Shares purchased upon conversion into other share class(es)	(544,154)	(8,679,947)

Net increase (decrease) in shares outstanding	(515,153)	$(8,248,455)

Year ended November 30, 2020:
Shares sold	648,965	$9,896,816
Shares issued in reinvestment of dividends and distributions	200,120	3,007,412
Shares purchased	(876,130)	(12,791,047)

Net increase (decrease) in shares outstanding before conversion	(27,045)	113,181
Shares purchased upon conversion into other share class(es)	(462,208)	(6,994,840)

Net increase (decrease) in shares outstanding	(489,253)	$(6,881,659)

PGIM Jennison Utility Fund	27

Notes to Financial Statements  (unaudited) (continued)

Class R	Shares	Amount
Six months ended May 31, 2021:
Shares sold	301,318	$4,809,603
Shares issued in reinvestment of dividends and distributions	65,202	1,019,702
Shares purchased	(440,907)	(7,077,309)

Net increase (decrease) in shares outstanding	(74,387)	$(1,248,004)

Year ended November 30, 2020:
Shares sold	758,285	$11,521,370
Shares issued in reinvestment of dividends and distributions	302,423	4,519,934
Shares purchased	(1,597,983)	(23,542,713)

Net increase (decrease) in shares outstanding	(537,275)	$(7,501,409)

Class Z
Six months ended May 31, 2021:
Shares sold	4,593,571	$73,084,706
Shares issued in reinvestment of dividends and distributions	300,613	4,715,314
Shares purchased	(4,004,573)	(63,928,247)

Net increase (decrease) in shares outstanding before conversion	889,611	13,871,773
Shares issued upon conversion from other share class(es)	463,981	7,455,527
Shares purchased upon conversion into other share class(es)	(3,435,195)	(57,355,427)

Net increase (decrease) in shares outstanding	(2,081,603)	$(36,028,127)

Year ended November 30, 2020:
Shares sold	8,111,009	$121,259,387
Shares issued in reinvestment of dividends and distributions	1,124,661	16,682,669
Shares purchased	(9,851,941)	(143,832,231)

Net increase (decrease) in shares outstanding before conversion	(616,271)	(5,890,175)
Shares issued upon conversion from other share class(es)	988,774	15,093,270
Shares purchased upon conversion into other share class(es)	(112,066)	(1,716,590)

Net increase (decrease) in shares outstanding	260,437	$7,486,505

Class R6
Six months ended May 31, 2021:
Shares sold	266,296	$4,298,005
Shares issued in reinvestment of dividends and distributions	6,199	97,027
Shares purchased	(127,263)	(2,050,477)

Net increase (decrease) in shares outstanding before conversion	145,232	2,344,555
Shares issued upon conversion from other share class(es)	3,419,783	57,032,842

Net increase (decrease) in shares outstanding	3,565,015	$59,377,397

Year ended November 30, 2020:
Shares sold	239,632	$3,719,401
Shares issued in reinvestment of dividends and distributions	13,408	195,637
Shares purchased	(100,554)	(1,493,044)

Net increase (decrease) in shares outstanding before conversion	152,486	2,421,994
Shares issued upon conversion from other share class(es)	17,633	250,723

Net increase (decrease) in shares outstanding	170,119	$2,672,717

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

28

8.     Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	10/2/2020 – 9/30/2021

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended May 31, 2021.

9.     Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable

PGIM Jennison Utility Fund	29

Notes to Financial Statements  (unaudited) (continued)

government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

30

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Utility Sector Risk: The Fund is subject to risks of the utility industry, such as inflation and regulatory changes, due to its concentration in utility securities. When interest rates go up, the value of securities issued by utility companies historically has gone down. Although the average dividend yield of utility industry stocks has been higher than those of other companies, the total return of utility securities has historically underperformed those of industrial companies. In most countries and localities, the utility industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utility companies. In addition, utility companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects. As a sector fund, the Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance indexes.

10.     Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Jennison Utility Fund	31

Financial Highlights (unaudited)

Class A Shares

	Six Months Ended May 31, 2021		Year Ended November 30,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.97		$15.72	$14.60	$15.06	$13.18	$13.37
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.24	0.28	0.29	0.24	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.64		0.86	2.02	(0.12)	2.62	1.11
Total from investment operations	0.74		1.10	2.30	0.17	2.86	1.31
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.23)	(0.29)	(0.30)	(0.23)	(0.27)
Distributions from net realized gains	(0.08)		(0.62)	(0.89)	(0.33)	(0.75)	(1.23)
Total dividends and distributions	(0.22)		(0.85)	(1.18)	(0.63)	(0.98)	(1.50)
Net asset value, end of period	$16.49		$15.97	$15.72	$14.60	$15.06	$13.18
Total Return(b):	4.72%		7.47%	17.53%	1.42%	22.87%	11.08%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,888		$2,878	$2,908	$2,644	$2,912	$2,629
Average net assets (in millions)	$2,851		$2,815	$2,787	$2,626	$2,791	$2,744
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.82	%(e)	0.83%	0.84%	0.83%	0.83%	0.85%
Expenses before waivers and/or expense reimbursement	0.82	%(e)	0.83%	0.84%	0.83%	0.83%	0.85%
Net investment income (loss)	1.22	%(e)	1.61%	1.92%	2.10%	1.74%	1.48%
Portfolio turnover rate(f)	22%		28%	31%	39%	24%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class C Shares

	Six Months Ended May 31, 2021		Year Ended November 30,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.89		$15.63	$14.53	$14.99	$13.12	$13.32
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.13	0.17	0.19	0.15	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.64		0.87	2.00	(0.12)	2.60	1.10
Total from investment operations	0.68		1.00	2.17	0.07	2.75	1.20
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.12)	(0.18)	(0.20)	(0.13)	(0.17)
Distributions from net realized gains	(0.08)		(0.62)	(0.89)	(0.33)	(0.75)	(1.23)
Total dividends and distributions	(0.16)		(0.74)	(1.07)	(0.53)	(0.88)	(1.40)
Net asset value, end of period	$16.41		$15.89	$15.63	$14.53	$14.99	$13.12
Total Return(b):	4.35%		6.71%	16.59%	0.67%	22.06%	10.25%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$55		$61	$68	$94	$115	$120
Average net assets (in millions)	$57		$63	$77	$98	$118	$130
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.59	%(e)	1.59%	1.59%	1.57%	1.53%	1.55%
Expenses before waivers and/or expense reimbursement	1.59	%(e)	1.59%	1.59%	1.57%	1.53%	1.55%
Net investment income (loss)	0.48	%(e)	0.87%	1.15%	1.37%	1.06%	0.78%
Portfolio turnover rate(f)	22%		28%	31%	39%	24%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Utility Fund	33

Financial Highlights (unaudited) (continued)

Class R Shares

	Six Months Ended May 31, 2021		Year Ended November 30,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.95		$15.70	$14.59	$15.05	$13.17	$13.36
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.20	0.24	0.25	0.21	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.65		0.86	2.01	(0.12)	2.62	1.11
Total from investment operations	0.72		1.06	2.25	0.13	2.83	1.28
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.19)	(0.25)	(0.26)	(0.20)	(0.24)
Distributions from net realized gains	(0.08)		(0.62)	(0.89)	(0.33)	(0.75)	(1.23)
Total dividends and distributions	(0.20)		(0.81)	(1.14)	(0.59)	(0.95)	(1.47)
Net asset value, end of period	$16.47		$15.95	$15.70	$14.59	$15.05	$13.17
Total Return(b):	4.59%		7.14%	17.23%	1.15%	22.64%	10.86%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$83		$82	$89	$77	$89	$70
Average net assets (in millions)	$82		$84	$83	$79	$81	$67
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.11	%(e)	1.11%	1.11%	1.11%	1.03%	1.05%
Expenses before waivers and/or expense reimbursement	1.36	%(e)	1.36%	1.36%	1.36%	1.28%	1.30%
Net investment income (loss)	0.93	%(e)	1.34%	1.64%	1.82%	1.53%	1.28%
Portfolio turnover rate(f)	22%		28%	31%	39%	24%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class Z Shares

	Six Months Ended May 31, 2021		Year Ended November 30,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.02		$15.74	$14.62	$15.08	$13.19	$13.39
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.28	0.32	0.33	0.28	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.64		0.89	2.02	(0.12)	2.63	1.10
Total from investment operations	0.76		1.17	2.34	0.21	2.91	1.34
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.27)	(0.33)	(0.34)	(0.27)	(0.31)
Distributions from net realized gains	(0.08)		(0.62)	(0.89)	(0.33)	(0.75)	(1.23)
Total dividends and distributions	(0.24)		(0.89)	(1.22)	(0.67)	(1.02)	(1.54)
Net asset value, end of period	$16.54		$16.02	$15.74	$14.62	$15.08	$13.19
Total Return(b):	4.84%		7.96%	17.83%	1.70%	23.29%	11.32%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$299		$323	$313	$227	$259	$210
Average net assets (in millions)	$338		$308	$271	$229	$237	$208
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.56	%(e)	0.57%	0.56%	0.56%	0.53%	0.55%
Expenses before waivers and/or expense reimbursement	0.56	%(e)	0.57%	0.56%	0.56%	0.53%	0.55%
Net investment income (loss)	1.48	%(e)	1.85%	2.18%	2.37%	2.03%	1.79%
Portfolio turnover rate(f)	22%		28%	31%	39%	24%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Utility Fund	35

Financial Highlights (unaudited) (continued)

Class R6 Shares

	Six Months Ended May 31, 2021		Year Ended November 30,		January 26, 2018(a) through November 30, 2018
			2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.00		$15.75	$14.62	$13.96
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.28	0.33	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.69		0.87	2.03	0.73
Total from investment operations	0.77		1.15	2.36	0.94
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.28)	(0.34)	(0.28)
Distributions from net realized gains	(0.08)		(0.62)	(0.89)	-
Total dividends and distributions	(0.25)		(0.90)	(1.23)	(0.28)
Net asset value, end of period	$16.52		$16.00	$15.75	$14.62
Total Return(c):	4.87%		7.81%	17.94%	6.87%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$65		$6	$3	$1
Average net assets (in millions)	$9		$4	$3	$1
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.52	%(e)	0.52%	0.52%	0.52	%(e)
Expenses before waivers and/or expense reimbursement	0.56	%(e)	0.63%	1.38%	4.18	%(e)
Net investment income (loss)	1.01	%(e)	1.83%	2.24%	1.74	%(e)
Portfolio turnover rate(f)	22%		28%	31%	39%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Company’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Utility Fund	37

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Utility Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON UTILITY FUND

SHARE CLASS	A	C	R	Z	R6
NASDAQ	PRUAX	PCUFX	JDURX	PRUZX	PRUQX
CUSIP	74441P858	74441P833	74441P825	74441P817	74441P726

MF105E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4  – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this               Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not               applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –               Not applicable.

Item 10 – Submission	of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment                 Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:        Prudential Sector Funds, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	July 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	July 20, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	July 20, 2021